     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 23, 1999


                                                  COMMISSION FILE NOS. 333-22375
                                                                        811-3199
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4




REGISTRATION STATEMENT UNDER
   THE SECURITIES ACT OF 1933                                [ ]


Pre-Effective Amendment No.                                  [ ]


Post-Effective Amendment No. 5                               [X]
                              and


REGISTRATION STATEMENT UNDER
   THE INVESTMENT COMPANY ACT OF 1940                        [ ]


Amendment No. 48                                             [X]


                    KILICO VARIABLE ANNUITY SEPARATE ACCOUNT
                           (EXACT NAME OF REGISTRANT)

                        KEMPER INVESTORS LIFE INSURANCE
                                    COMPANY
                          (NAME OF INSURANCE COMPANY)


            1 Kemper Drive, Long Grove, Illinois                       60049
(Address of Insurance Company's Principal Executive Offices)        (Zip Code)
 Insurance Company's Telephone Number, including Area Code:       (847) 550-5500
                             Debra P. Rezabek, Esq.
                                 1 Kemper Drive
                           Long Grove, Illinois 60049
                    (Name and Address of Agent for Service)

                                   COPIES TO:

             FRANK JULIAN, ESQ.                      JOAN E. BOROS, ESQ.
  KEMPER INVESTORS LIFE INSURANCE COMPANY             JORDEN BURT BOROS
               1 KEMPER DRIVE                    CICCHETTI BERENSON & JOHNSON
         LONG GROVE, ILLINOIS 60049           1025 THOMAS JEFFERSON STREET, N.W.
                                                          SUITE 400E
                                                    WASHINGTON, D.C. 20007

     Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this filing.

     It is proposed that this filing will become effective (check appropriate box)

       [X] immediately upon filing pursuant to paragraph (b) of Rule 485


       [ ] on (date) pursuant to paragraph (b) of Rule 485

       [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
       [ ] on (date) pursuant to paragraph (a)(1) of Rule 485

     If appropriate, check the following box:
       [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

     Title of Securities Being Registered:
Units of interest in Separate Account under the Contracts

-- No filing fee is due because an indefinite number of shares is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.
================================================================================

Kemper Investors Life Insurance Company, on behalf of its KILICO Variable Annuity Separate Account, is filing this Post-Effective Amendment No. 5 under the Securities Act of 1933 and Post-Effective Amendment No. 48 under the Investment Company Act of 1940 to its Registration Statement on Form N-4 (File No. 333-22375; 811-3199), for the sole purpose of making certain non-material changes to Part C of such Registration Statement. Accordingly, this amendment does not otherwise delete, amend, or supersede any prospectus, statement of additional information, exhibit, undertaking, or other information contained in the Registration Statement, as previously amended, except to amend Part C to include such changes.

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(A) FINANCIAL STATEMENTS:

        (1) Financial Statements included in Part A of the Registration
           Statement:

           Kemper Investors Life Insurance Company and Subsidiaries

           Reports of Independent Public Accountants

           Kemper Investors Life Insurance Company and Subsidiaries Consolidated
            Balance Sheets, as of December 31, 1998 and 1997

           Kemper Investors Life Insurance Company and Subsidiaries Consolidated
            Statements of Operations, years ended December 31, 1998, 1997 and
            1996

           Kemper Investors Life Insurance Company and Subsidiaries Consolidated
            Statements of Comprehensive Income, years ended December 31, 1998, 1997 and 1996

           Kemper Investors Life Insurance Company and Subsidiaries Consolidated
            Statements of Stockholder's Equity, years ended December 31, 1998, 1997 and 1996

           Kemper Investors Life Insurance Company and Subsidiaries Consolidated
            Statements of Cash Flows, years ended December 31, 1998, 1997 and
            1996

           Notes to Consolidated Financial Statements

        (2) Financial Statements included in Part B of the Registration
           Statement:

           KILICO Variable Annuity Separate Account

              Reports of Independent Accountants

              Statement of Assets and Liabilities and Contract Owners' Equity as
                of December 31, 1998

              Statement of Operations for the Year Ended December 31, 1998

              Statements of Changes in Contract Owners' Equity for the Years
                Ended December 31, 1998 and 1997

              Notes to Financial Statements

(B) EXHIBITS:

   (4)1.1    A copy of resolution of the Board of Directors of Kemper
             Investors Life Insurance Company dated September 13, 1977.
   (4)1.2    A copy of Record of Action of Kemper Investors Life
             Insurance Company dated April 15, 1983.
      2.     Not Applicable.
   (3)3.1    Distribution Agreement between Investors Brokerage Services,
             Inc. and KILICO.
   (1)3.2    Addendum to Selling Group Agreement of Kemper Financial
             Services, Inc.
   (2)3.3    Selling Group Agreement of Investors Brokerage Services,
             Inc.
   (7)4.1    Form of Group Variable, Fixed and Market Value Adjusted
             Annuity Contract.
   (7)4.2    Form of Certificate to Group Variable, Fixed and Market
             Value Adjusted Annuity Contract.
   (7)4.3    Form of Individual Variable, Fixed and Market Value Adjusted
             Annuity Contract.
   (7)5.     Form of Application.
   (3)6. Kemper Investors Life Insurance Company articles of incorporation and by-laws.
      7.     Inapplicable.
   (2)8.1(a) Fund Participation Agreement among KILICO, Janus Aspen
             Series and Janus Capital Corporation.
   (5)8.1(b) Service Agreement between KILICO and Janus Capital
             Corporation.
   (8)8.2(a) Participation Agreement By and Among Kemper Investors Life
             Insurance Company and Warburg, Pincus Trust and Warburg
             Pincus Asset Management Inc. (f/k/a Warburg, Pincus
             Counsellors, Inc.) and Counsellors Securities, Inc.

    (6)8.2(b)  Service Agreement between Warburg Pincus Asset Management Inc. (f/k/a Warburg Pincus Counsellors, Inc.)
               and Federal Kemper Life Assurance Company and Kemper Investors Life Insurance Company.
    (8)8.3     Fund Participation Agreement among KILICO, Investors Fund Series (formerly known as Kemper Investors
               Fund), Zurich Kemper Investments, Inc. and Kemper Distributors, Inc.
    (9)8.4(a)  Participation Agreement between Kemper Investors Life Insurance Company and Scudder Variable Life
               Investment Fund.
    (9)8.4(b)  Participating Contract and Policy Agreement between Kemper Investors Life Insurance Company and Scudder
               Kemper Investments, Inc.
    (9)8.4(c)  Indemnification Agreement between Kemper Investors Life Insurance Company and Scudder Kemper
               Investments, Inc.
    (9)8.5     Participation Agreement Among Kemper Investors Life Insurance Company, PIMCO Variable Insurance Trust,
               and PIMCO Funds Distributors LLC.
    (9)8.6     Participation Agreement Among Templeton Variable Products Series Fund, Franklin Templeton Distributors,
               Inc. and Kemper Investors Life Insurance Company.
     (7)9.     Opinion and Consent of Counsel.
  (14)10.1     Consents of PricewaterhouseCoopers LLP, independent accountants
  (14)10.2     Consent of KPMG LLP, independent auditors
       11.     Inapplicable.
       12.     Inapplicable.
    (4)13.     Schedules for Computation of Performance Calculations.
   (14)14.     Organizational Chart.
  (13)17.1     Schedule IV: Reinsurance (year ended December 31, 1998).
  (10)17.2     Schedule IV: Reinsurance (year ended December 31, 1997).
  (12)17.3     Schedule IV: Reinsurance (year ended December 31, 1996).
  (13)17.4     Schedule V: Valuation and qualifying accounts (year ended December 31, 1998).
  (10)17.5     Schedule V: Valuation and qualifying accounts (year ended December 31, 1997).
  (11)17.6     Schedule V: Valuation and qualifying accounts (year ended December 31, 1996).


---------------
 (1) Incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 filed on or about April 27, 1995.

 (2) Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 filed on or about September 14, 1995.

 (3) Incorporated by reference to Exhibits filed with the Registration Statement on Form S-1 for KILICO (File No. 333-02491) filed on or about April 12, 1996.

 (4) Incorporated by reference to the Registration Statement on Form N-4 for the Registrant (File No. 333-22375) filed on or about February 26, 1997.

 (5) Incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 28, 1997.

 (6) Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form S-6 (File No. 33-79808) filed on or about April 30, 1997.

 (7) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-22375) filed on or about November 3, 1997.

 (8) Incorporated by reference to Amendment No. 3 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about April 8, 1998.

 (9) Incorporated by reference to Amendment No. 5 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about April 20, 1999.

(10) Incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (File No. 33-43501) filed on or about April 16, 1998.

(11) Incorporated by reference to Amendment No. 2 to the Registration Statement on Form S-1 for KILICO (File No. 333-02491) filed on or about April 23, 1997.

(12) Incorporated by reference to Form 10-K for Kemper Investors Life Insurance Company for fiscal year ended December 31, 1996 filed on or about March 25, 1997.

(13) Incorporated by reference to Amendment No. 4 to the Registration Statement on Form S-1 for KILICO (File No. 333-02491) filed on or about April 20, 1999.


(14) Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 for the Registrant (File No. 333-22375) filed on or about April 27, 1999.


ITEM 25. DIRECTORS AND OFFICERS OF KEMPER INVESTORS LIFE INSURANCE COMPANY

          The directors and principal officers of KILICO are listed below together with their current positions. The address of each officer and director is 1 Kemper Drive, Long Grove, Illinois 60049.

                NAME                                       OFFICE WITH KILICO
                ----                                       ------------------
John B. Scott........................  President, Chief Executive Officer and Director
Frederick L. Blackmon................  Senior Vice President and Chief Financial Officer
Edward L. Robbins....................  Senior Vice President and Chief Actuary
James E. Hohmann.....................  Senior Vice President and Director
William H. Bolinder..................  Chairman of the Board and Director
David A. Bowers......................  Director
Loren J. Alter.......................  Director
Gunther Gose.........................  Director
Eliane C. Frye.......................  Executive Vice President and Director
Debra P. Rezabek.....................  Senior Vice President, General Counsel and Corporate
                                       Secretary
James C. Harkensee...................  Senior Vice President
Edward K. Loughridge.................  Senior Vice President and Corporate Development Officer
Kenneth M. Sapp......................  Senior Vice President
George Vlaisavljevich................  Senior Vice President
Russell M. Bostick...................  Senior Vice President and Chief Information Officer

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE INSURANCE COMPANY OR REGISTRANT

          See Exhibit 14 for organizational charts of persons controlled or under common control with Kemper Investors Life Insurance Company.

          Investors Brokerage Services, Inc. and Investors Brokerage Services Insurance Agency, Inc. are wholly owned subsidiaries of KILICO.

ITEM 27. NUMBER OF CONTRACT OWNERS

          At March 31, 1999, the Registrant had approximately 1,648 qualified and non-qualified Kemper Destinations Contract Owners.

          At March 31, 1999, the Registrant had approximately 4 qualified and non-qualified Farmers Variable Annuity I Contract Owners.

ITEM 28. INDEMNIFICATION

          To the extent permitted by law of the State of Illinois and subject to all applicable requirements thereof, Article VI of the By-Laws of Kemper Investors Life Insurance Company ("KILICO") provides for the indemnification of any person against all expenses (including attorneys fees), judgments, fines, amounts paid in settlement and other costs actually and reasonably incurred by him in connection with any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative in which he is a party or is threatened to be made a party by reason of his being or having been a director, officer, employee or agent of KILICO, or serving or having served, at the request of KILICO, as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, or by reason of his holding a fiduciary position in connection with the management or administration of retirement, pension, profit sharing or other benefit plans including, but not limited to, any fiduciary liability under the Employee Retirement Income Security Act of 1974 and any amendment thereof, if he acted in good faith and in a manner he reasonably believed to be in and not opposed to the best interests of KILICO, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of NOLO CONTENDERE or its equivalent, shall not, of itself, create a presumption that he did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of KILICO, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful. No indemnification shall be made in respect of any claim, issue or matter as to which a director or officer shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the company, unless and only to the extent that the court in which such action or suit was brought or other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, he is fairly and reasonably entitled to indemnity for such expenses as the court shall deem proper.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, employees or agents of KILICO pursuant to the foregoing provisions, or otherwise, KILICO has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by KILICO of expenses incurred or paid by a director, officer, employee of agent of KILICO in the successful defense of any action, suit or proceeding) is asserted by such director, officer, employee or agent of KILICO in connection with variable annuity contracts, KILICO will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by KILICO is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

ITEM 29.(A) PRINCIPAL UNDERWRITER

          Investors Brokerage Services, Inc., a wholly owned subsidiary of Kemper Investors Life Insurance Company, acts as principal underwriter for KILICO Variable Annuity Separate Account, KILICO Variable Separate Account, KILICO Variable Separate Account-2, Kemper Investors Life Insurance Company Variable Annuity Account C and FKLA Variable Separate Account.

ITEM 29.(B) INFORMATION REGARDING PRINCIPAL UNDERWRITER, INVESTORS BROKERAGE SERVICES, INC.

          The address of each officer is 1 Kemper Drive, Long Grove, IL 60049.


                                                           POSITION AND OFFICES
               NAME                                          WITH UNDERWRITER
               ----                                        --------------------
    John B. Scott.......................................  Chairman and Director
    Michael E. Scherrman................................  President and Director
    Otis R. Heldman, Jr. ...............................  Vice President
    Michael A. Kelly....................................  Vice President
    David S. Jorgensen..................................  Vice President and Treasurer
    Debra P. Rezabek....................................  Secretary
    Frank J. Julian.....................................  Assistant Secretary
    Kenneth M. Sapp.....................................  Director
    Eliane C. Frye......................................  Director
    George Vlaisavljevich...............................  Director


ITEM 29.(C)

        Inapplicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

          Accounts, books and other documents required to be maintained by
     Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by Kemper Investors Life Insurance Company at its home office at 1 Kemper Drive, Long Grove, Illinois 60049.

ITEM 31. MANAGEMENT SERVICES

        Inapplicable.

ITEM 32. UNDERTAKINGS AND REPRESENTATION

          a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

          b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or
     (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

          c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

REPRESENTATION REGARDING FEES AND CHARGES PURSUANT TO SECTION 26 OF THE INVESTMENT COMPANY ACT OF 1940

          Kemper Investors Life Insurance Company ("KILICO") represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by KILICO.


REPRESENTATION REGARDING CONTRACTS ISSUED TO PARTICIPANTS IN THE TEXAS OPTIONAL RETIREMENT PROGRAM



          KILICO, depositor and sponsor of Registrant, KILICO Variable Annuity Separate Account, and Investors Brokerage Services, Inc., the principal underwriter of the Individual and Group Variable, Fixed and Market Value Adjusted Deferred Annuity Contracts (the "Contracts") issued by Registrant, will issue the Contracts to participants in the Texas Optional Retirement Program (the "Program") in reliance upon, and in compliance with, Rule 6c-7 of the Investment Company Act of 1940, and represent that they will:



          1. Include appropriate disclosure regarding the restrictions on redemptions imposed by the Program in each registration statement, including the prospectus, used in connection with the Program;



          2. Include appropriate disclosure regarding the restrictions on redemptions imposed by the Program in any sales literature used in connection with the offer of Contracts to Program participants;



          3. Instruct salespeople who solicit Program participants to purchase Contracts specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants; and



          4. Obtain from each Program participant who purchases a Contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.



REPRESENTATION REGARDING CONTRACTS ISSUED TO PARTICIPANTS OF TAX-SHELTERED ANNUITY PROGRAMS



          KILICO, depositor and sponsor of Registrant, KILICO Variable Annuity Separate Account (the "Separate Account"), and Investors Brokerage Services, Inc. ("IBS"), the principal underwriter of the Individual and Group Variable, Fixed and Market Value Adjusted Deferred Annuity Contracts (the "Contracts") issued by Registrant, will issue the Contracts to participants in IRC 403(b) Tax-Sheltered Annuity Programs in reliance upon, and in compliance with, the no-action letter dated November 28, 1988 to American Council of Life Insurance. In connection therewith, KILICO, the Separate Account and IBS represent that they will:



          1. Include appropriate disclosure regarding the restrictions on redemptions imposed by IRC Section 403(b)(11) in each registration statement, including the prospectus, used in connection with IRC 403(b) Tax-Sheltered Annuity Programs;



          2. Include appropriate disclosure regarding the restrictions on redemptions imposed by IRC Section 403(b)(11) in any sales literature used in connection with the offer of Contracts to 403(b) participants;



          3. Instruct salespeople who solicit participants to purchase Contracts specifically to bring the restrictions on redemption imposed by 403(b)(11) to the attention of potential participants; and



          4. Obtain from each participant who purchases an IRC Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by IRC
     Section 403(b) and the investment alternatives available under the employer's IRC Section 403(b) arrangement, to which the participant may elect to transfer his or her contract value.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, KILICO Variable Annuity Separate Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement, and has caused this Amendment to be signed on its behalf in the City of Long Grove and State of Illinois on the 11th day of June, 1999.


                                    KILICO VARIABLE ANNUITY SEPARATE
                                    ACCOUNT
                                    (Registrant)
                                    By: Kemper Investors Life Insurance Company

                                    BY: /s/ JOHN B. SCOTT
                                      -------------------------------------
                                      John B. Scott, Chief Executive
                                        Officer and President

                                    KEMPER INVESTORS LIFE INSURANCE COMPANY
                                    (Depositor)

                                    BY: /s/ JOHN B. SCOTT
                                      -------------------------------------
                                      John B. Scott, Chief Executive
                                             Officer and President


As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following directors and principal officers of Kemper Investors Life Insurance Company in the capacities indicated on the 11th day of June, 1999.


                      SIGNATURE                                                  TITLE
                      ---------                                                  -----

/s/ JOHN B. SCOTT                                           Chief Executive Officer, President and Director
-----------------------------------------------------       (Principal Executive Officer)
John B. Scott

/s/ W. H. BOLINDER                                          Chairman of the Board and Director
-----------------------------------------------------
William H. Bolinder

/s/ FREDERICK L. BLACKMON                                   Senior Vice President and Chief Financial
-----------------------------------------------------       Officer
Frederick L. Blackmon                                       (Principal Financial Officer and
                                                            Principal Accounting Officer)

/s/ LOREN J. ALTER                                          Director
-----------------------------------------------------
Loren J. Alter

/s/ DAVID A. BOWERS                                         Director
-----------------------------------------------------
David A. Bowers

/s/ ELIANE C. FRYE                                          Director
-----------------------------------------------------
Eliane C. Frye

/s/ GUNTHER GOSE                                            Director
-----------------------------------------------------
Gunther Gose

/s/ JAMES E. HOHMANN                                        Director
-----------------------------------------------------
James E. Hohmann